ACQUISITION OF BUSINESSES - Unidas Locadora S.A. (“Unidas”) (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Revenues		$ 55,068	$ 57,385	$ 46,587
Profit (loss)		(3,777)	(240)	(2,153)
Business services
Disclosure of detailed information about business combination [line items]
Revenues		$ 32,410	$ 34,786	$ 29,988
Unidas Locadora S.A. | Business services
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill	$ 103
Property, plant and equipment	664
Other net liabilities	36
Acquisition-related costs	$ 1
Brookfield Business Partners L.P. and Institutional Investors | Unidas Locadora S.A. | Business services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 731